                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                    10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: February 28, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended February 28, 2006

Total Return for the 6 Months Ended February 28, 2006

Class A	Class B	Class C	Class D	Morgan Stanley Capital Int'l. (MSCI) EAFE Index[1]	Lipper Int'l. Large-Cap Core Funds Index[2]
7.65%	7.26%	7.29%	7.76%	15.14%	14.54%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The prospects for rising global inflation and slower global economic growth remained a concern, but world stock markets remained fairly buoyant. The major standout for returns was Japan, with most of the gain occurring in anticipation of, and following, Prime Minister Koizumi's September 2005 election landslide. While not keeping pace with Japan's 28.5 percent, Germany and France also posted solid gains of 16.4 percent and 10.3 percent, respectively. The United Kingdom performed less strongly, earning 7.3 percent.

On a sector basis, cyclicals (so called because their performance tends to ebb and flow with the economic cycle) led the charge. The materials, industrials and financials sectors each posted double-digit gains during the six-month period. The most lagging sectors were telecommunications, energy and health care. However, only telecom and energy had negative absolute returns for the period.

Performance Analysis

Morgan Stanley International Value Equity Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Index and the Lipper International Large-Cap Core Funds Index for the six months ended February 28, 2006, assuming no deduction of applicable sales charges.

The primary reason for the Fund's underperformance for the period was that, through our stock selection, the Fund maintained a high degree of risk aversion and caution on the macroeconomic environment. This more cautious outlook was disadvantageous as the "Goldilocks" scenario of low interest rates, low inflation and higher-than-expected gross domestic product growth continued.

Two other important factors influencing performance, subsidiary to our overall caution about the macro environment, were the Fund's underweight and stock selection in Japan, and an overweight and stock selection in the telecommunications sector. This positioning accounted for virtually all of the Fund's underperformance relative to the EAFE Index. The Fund's exposure in Japan was largely in cheap, low volatility, high free cash flow generating companies with low economic sensitivity—companies that were largely overlooked as the market pursued cyclicality and risk. The Fund's ongoing underweight was based on our research that Japan's market had become increasingly momentum-driven and that valuations began to exceed fundamentals.

The Fund's overweight to the telecom sector also weighed heavily on performance. The virtues of cheapness and low volatility had no attraction whatsoever for a market pursuing risk. The continued underperformance of the telecom sector is both disappointing and frustrating—frustrating in the sense that despite the widespread and well-documented intensification of competition in both fixed and mobile operations (particularly in the final quarter of 2005), the companies have largely met the criteria that underpinned our original investment thesis. Telecom companies, for the most part, have delivered the free cash flow targets that we believed were sustainable and have increased dividend payouts as we had expected.

That said, any investment must be made after a careful consideration of the risk-reward tradeoff. With respect to telecoms, while we retain a high level of conviction on the potential "reward" part of the equation, we also have to acknowledge that the "risks" to our investment thesis have escalated. Accordingly, we have selectively pruned the Fund's telecom weighting to a level that we believe leaves the Fund well exposed to an undervalued sector but more adequately reflects the increased risks.

On the positive side, our selection in the materials sector added to relative results. Established on the basis of attractive valuations, the Fund's materials holdings were boosted by consolidation within the sector and strong global demand for materials. An underweight in the lagging health care sector contributed positively, as the sector was hampered by the market's rotation to cyclical and high volatility areas. Stock selection in the information technology sector—especially in South Korea and Japan—was another standout for the Fund. Robust demand for specialized memory chips and LCD display technology was a boon to the Fund's holdings.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size and may be located in developed or emerging market countries. The Fund invests in at least three different countries located outside of the United States. A company will be considered located outside of the United States if it (a) is not organized under the laws of the United States, (b) does not have securities which are principally traded on a U.S. stock exchange, (c) does not derive at least 50 percent of its revenues from goods produced or sold, investments made, or services performed in the United States or (d) does not maintain at least 50 percent of its assets in the United States.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Imperial Tobacco Group	3.2%
Nestle SA Registered	3.0
BP PLC	2.9
Total SA	2.8
France Telecom SA	2.7
Cadbury Schweppes PLC	2.7
Unilever NV (share certificates)	2.5
BOC Group PLC	2.1
Royal Bank of Scotland	1.9
British American Tobacco	1.9

TOP FIVE COUNTRIES
United Kingdom	34.2%
Japan	18.2
France	9.9
Switzerland	9.0
Netherlands	8.2

Data as of February 28, 2006. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended February 28, 2006

	Class A Shares* (since 04/26/01)		Class B Shares** (since 04/26/01)		Class C Shares† (since 04/26/01)		Class D Shares†† (since 04/26/01)
Symbol	IVQAX		IVQBX		IVQCX		IVQDX
1 Year	8.31%	[3]	7.51%	[3]	7.54%	[3]	8.51%	[3]
	2.62	[4]	2.51	[4]	6.54	[4]	—
Since Inception	9.63	[3]	8.79	[3]	8.80	[3]	9.88	[3]
	8.41	[4]	8.49	[4]	8.80	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds Classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/05 – 02/28/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	09/01/05	02/28/06	09/01/05 – 02/28/06
Class A
Actual (7.65% return)	$1,000.00	$1,076.50	$7.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.00	$6.85
Class B
Actual (7.26% return)	$1,000.00	$1,072.60	$10.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.23	$10.64
Class C
Actual (7.29% return)	$1,000.00	$1,072.90	$10.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.08	$9.79
Class D
Actual (7.76% return)	$1,000.00	$1,077.60	$5.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.19	$5.66

*	Expenses are equal to the Fund's annualized expense ratio of 1.37%, 2.13%, 1.96% and 1.13% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2006 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.4%)
	Australia (a) (0.3%)
	Chemicals: Major Diversified
153,599	Orica Ltd.	$2,605,221
	Austria (a) (1.4%)
	Major Telecommunications
540,983	Telekom Austria AG	12,351,255
	Belgium (a) (1.0%)
	Financial Conglomerates
227,197	Fortis	8,122,574
	France (a) (9.9%)
	Food Retail
225,323	Carrefour S.A.	11,184,427
	Integrated Oil
94,012	Total S.A.	23,615,112
	Major Banks
144,152	BNP Paribas	13,340,640
36,486	Societe Generale	5,169,927
		18,510,567
	Major Telecommunications
1,048,851	France Telecom S.A.	22,889,539
	Pharmaceuticals: Major
92,566	Sanofi-Aventis	7,867,859
	Total France	84,067,504
	Germany (a) (5.5%)
	Chemicals: Major Diversified
102,873	Bayer AG	4,139,018
	Chemicals: Specialty
25,499	Linde AG	2,018,559
	Electric Utilities
142,991	RWE AG	12,240,528
	Industrial Conglomerates
98,083	Siemens AG (Registered Shares)	8,998,947
	Major Telecommunications
261,380	Deutsche Telekom AG (Registered Shares)	4,124,443
	Motor Vehicles
204,583	Bayerische Motoren Werke (BMW) AG	$9,834,990
	Multi-Line Insurance
37,942	Muenchener Rueckver AG (Registered Shares)	5,144,473
	Total Germany	46,500,958
	Ireland (a) (0.2%)
	Construction Materials
62,896	CRH PLC	2,058,244
	Italy (a) (1.8%)
	Integrated Oil
385,888	ENI SpA	11,038,112
	Major Telecommunications
1,770,945	Telecom Italia SpA – RNC	4,070,690
	Total Italy	15,108,802
	Japan (a) (18.2%)
	Advertising/Marketing Services
73,300	Asatsu – DK Inc.	2,630,245
	Commercial Printing/Forms
715,000	Dai Nippon Printing Co., Ltd.	12,657,895
	Electric Utilities
499,500	Kansai Electric Power Co., Inc. (The)	11,635,973
	Electronic Equipment/Instruments
144,100	Canon Inc.	9,049,618
60,400	Kyocera Corp.	5,335,535
1,706,000	Mitsubishi Electric Corp.	13,558,573
1,551,000	NEC Corp.	9,431,068
		37,374,794
	Electronics/Appliances
147,600	Fuji Photo Film Co., Ltd.	4,756,443
	Food Retail
114,600	Lawson, Inc.	4,274,144
	Gas Distributors
1,622,000	Osaka Gas Co., Ltd.	6,206,951
2,363,000	Tokyo Gas Co., Ltd.	10,750,335
		16,957,286

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Household/Personal Care
576,000	Kao Corp.	$15,637,687
	Major Banks
1,829,000	Shinsei Bank, Ltd.	12,359,732
	Movies/Entertainment
107,200	Oriental Land Co., Ltd.	6,321,715
	Pharmaceuticals: Other
207,300	Astellas Pharma Inc.	7,994,012
	Railroads
1,163	Central Japan Railway Co.	11,386,650
	Semiconductors
29,900	Rohm Co., Ltd.	2,836,222
	Wireless Telecommunications
5,479	NTT DoCoMo, Inc.	8,137,242
	Total Japan	154,960,040
	Luxembourg (a) (0.2%)
	Steel
47,864	Arcelor	1,748,182
	Netherlands (a) (8.2%)
	Financial Conglomerates
291,405	ING Groep NV (Share Certificates)	10,951,404
	Food: Major Diversified
301,602	Unilever NV (Share Certificates)	20,934,624
	Food: Specialty/Candy
166,574	CSM NV (Share Certificates)	4,974,335
	Industrial Specialties
136,214	Akzo Nobel NV	6,910,093
	Integrated Oil
425,384	Royal Dutch Shell PLC (Class A)	12,846,918
	Major Banks
444,328	ABN AMRO Holding NV	12,941,150
	Total Netherlands	69,558,524
	New Zealand (a) (0.9%)
	Major Telecommunications
2,139,293	Telecom Corporation of New Zealand Ltd.	$7,478,184
	Singapore (a) (0.6%)
	Regional Banks
531,000	United Overseas Bank Ltd.	4,882,252
	South Korea (a) (1.7%)
	Semiconductors
41,337	Samsung Electronics Co., Ltd. (GDR) – 144A** *	14,610,154
	Spain (a) (1.6%)
	Integrated Oil
73,701	Repsol YPF, S.A.	2,056,904
	Major Telecommunications
767,727	Telefonica S.A.	11,835,145
	Total Spain	13,892,049
	Sweden (a) (1.1%)
	Metal Fabrications
309,490	SKF AB (B Shares)	4,487,082
	Regional Banks
458,077	Nordea Bank AB	5,178,304
	Total Sweden	9,665,386
	Switzerland (a) (9.0%)
	Construction Materials
191,969	Holcim Ltd. (Registered Shares)	15,120,144
	Financial Conglomerates
150,593	UBS AG (Registered Shares)	15,965,414
	Food: Major Diversified
86,352	Nestle S.A. (Registered Shares)	25,381,223
	Major Banks
79,784	Credit Suisse Group (Registered Shares)	4,416,816

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major
301,518	Novartis AG (Registered Shares)	$16,080,341
	Total Switzerland	76,963,938
	Taiwan (0.6%)
	Major Telecommunications
251,835	Chunghwa Telecom Co., Ltd. (ADR)	4,759,681
	United Kingdom (a) (34.2%)
	Aerospace & Defense
649,453	Rolls-Royce Group PLC	4,994,920
	Apparel/Footwear
110,286	Burberry Group PLC*	886,400
	Casino/Gaming
1,296,886	Ladbrokes PLC	8,391,357
	Catalog/Specialty Distribution
310,973	GUS PLC	5,714,422
	Chemicals: Specialty
687,197	BOC Group PLC	18,162,243
	Construction Materials
191,591	Hanson PLC	2,334,946
	Electric Utilities
1,028,988	National Grid PLC	10,826,958
849,552	Scottish Power PLC	8,701,075
		19,528,033
	Food: Specialty/Candy
2,230,931	Cadbury Schweppes PLC	22,731,140
	Hotels/Resorts/Cruiselines
799,150	InterContinental Hotels Group PLC	12,288,133
	Household/Personal Care
407,558	Reckitt Benckiser PLC	14,508,617
	Integrated Oil
2,209,319	BP PLC	24,380,431
	Major Banks
611,086	Barclays PLC	$7,164,280
527,710	HSBC Holdings PLC	9,029,830
487,556	Royal Bank of Scotland Group PLC	16,318,808
		32,512,918
	Other Metals/Minerals
733,319	BHP Billiton PLC	12,375,878
	Other Transportation
299,828	BAA PLC	4,203,345
	Personnel Services
4,980,382	Hays PLC	12,915,019
	Pharmaceuticals: Major
539,897	GlaxoSmithKline PLC	13,711,727
	Publishing: Books/Magazines
1,763,462	Reed Elsevier PLC	15,914,729
	Regional Banks
115,900	Northern Rock PLC	2,290,442
	Tobacco
678,503	British American Tobacco PLC	16,192,888
897,469	Imperial Tobacco Group PLC	26,993,021
		43,185,909
	Wholesale Distributors
204,991	Wolseley PLC	5,090,127
	Wireless Telecommunications
7,650,759	Vodafone Group PLC	14,621,680
	Total United Kingdom	290,742,416
	Total Common Stocks (Cost $672,995,835)	820,075,364
	Preferred Stock (a) (1.5%)
	Germany
	Motor Vehicles
15,014	Porsche AG (Cost $9,773,110)	12,639,133

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 28, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (1.6%)
	Repurchase Agreement
$13,225	Joint repurchase agreement account 4.56% due 03/01/06 (dated 02/28/06; proceeds $13,226,675) (b) (Cost $13,225,000)	$13,225,000

Total Investments (Cost $695,993,945) (c) (d)	99.5%	845,939,497
Other Assets in Excess of Liabilities	0.5	4,515,127
Net Assets	100.0%	$850,454,624

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)	Securities with a total market value of $827,954,815 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $40,034,470 in connection with open forward foreign currency contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $164,070,328 and the aggregate gross unrealized depreciation is $14,124,776, resulting in net unrealized appreciation of $149,945,552.

Forward Foreign Currency Contracts Open at February 28, 2006:

CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
$740,393	EUR623,204	02/28/06	$(2,529)
$23,874	JPY2,789,196	02/28/06	217
$20,632	JPY2,394,333	03/01/06	48
$1,046,456	EUR881,849	03/01/06	(4,797)
$1,958,416	EUR1,647,112	03/02/06	(5,106)
GBP19,200,000	JPY3,878,995,200	04/24/06	52,096
NZD9,400,000	JPY723,033,900	04/24/06	91,378
Net Unrealized Appreciation			$131,307

Currency Abbreviations:
GBP British Pound.
EUR Euro.
JPY Japanese Yen.
NZD New Zealand Dollar.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Summary of Investments February 28, 2006 (unaudited)

INDUSTRY	VALUE		PERCENT OF NET ASSETS
Major Banks	$80,741,183		9.5%
Integrated Oil	73,937,477		8.7
Major Telecommunications	67,508,937		7.9
Food: Major Diversified	46,315,847		5.4
Electric Utilities	43,404,534		5.1
Tobacco	43,185,909		5.1
Pharmaceuticals: Major	37,659,927		4.4
Electronic Equipment/Instruments	37,374,794		4.4
Financial Conglomerates	35,039,392		4.1
Household/Personal Care	30,146,304		3.5
Food: Specialty/Candy	27,705,475		3.3
Wireless Telecommunications	22,758,922		2.7
Motor Vehicles	22,474,123		2.6
Chemicals: Specialty	20,180,802		2.4
Construction Materials	19,513,334		2.3
Semiconductors	17,446,376		2.1
Gas Distributors	16,957,286		2.0
Publishing: Books/Magazines	15,914,729		1.9
Food Retail	15,458,572		1.8
Repurchase Agreement	13,225,000		1.6
Personnel Services	12,915,019		1.5
Commercial Printing/Forms	12,657,895		1.5
Other Metals/Minerals	12,375,878		1.5
Regional Banks	12,350,998		1.5
Hotels/Resorts/Cruiselines	$12,288,133		1.4%
Railroads	11,386,650		1.3
Industrial Conglomerates	8,998,947		1.1
Casino/Gaming	8,391,357		1.0
Pharmaceuticals: Other	7,994,012		0.9
Industrial Specialties	6,910,093		0.8
Chemicals: Major Diversified	6,744,239		0.8
Movies/Entertainment	6,321,715		0.7
Catalog/Specialty Distribution	5,714,422		0.7
Multi-Line Insurance	5,144,473		0.6
Wholesale Distributors	5,090,127		0.6
Aerospace & Defense	4,994,920		0.6
Electronics/Appliances	4,756,443		0.6
Metal Fabrications	4,487,082		0.5
Other Transportation	4,203,345		0.5
Advertising/Marketing Services	2,630,245		0.3
Steel	1,748,182		0.2
Apparel/Footwear	886,400		0.1
	$845,939,497	*	99.5%

*	Does not include open forward foreign currency contracts with net unrealized appreciation of $131,307.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

February 28, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $695,993,945)	$845,939,497
Unrealized appreciation on open forward foreign currency contracts	474,732
Cash (including foreign currency of $48,641 value, with a cost of $47,559)	49,455
Receivable for:
Investments sold	4,739,441
Shares of beneficial interest sold	1,025,936
Dividends	852,952
Foreign withholding taxes reclaimed	398,567
Prepaid expenses and other assets	66,430
Total Assets	853,547,010
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	343,425
Payable for:
Shares of beneficial interest redeemed	1,772,060
Investment advisory fee	523,654
Distribution fee	247,691
Administration fee	52,365
Transfer agent fee	23,275
Investments purchased	21,239
Accrued expenses and other payables	108,677
Total Liabilities	3,092,386
Net Assets	$850,454,624
Composition of Net Assets:
Paid-in-capital	$675,455,596
Net unrealized appreciation	150,063,498
Accumulated net investment loss	(3,377,834)
Accumulated undistributed net realized gain	28,313,364
Net Assets	$850,454,624
Class A Shares:
Net Assets	$105,997,684
Shares Outstanding (unlimited authorized, $.01 par value)	8,135,006
Net Asset Value Per Share	$13.03
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.75
Class B Shares:
Net Assets	$223,270,990
Shares Outstanding (unlimited authorized, $.01 par value)	17,271,303
Net Asset Value Per Share	$12.93
Class C Shares:
Net Assets	$68,954,673
Shares Outstanding (unlimited authorized, $.01 par value)	5,357,508
Net Asset Value Per Share	$12.87
Class D Shares:
Net Assets	$452,231,277
Shares Outstanding (unlimited authorized, $.01 par value)	34,598,454
Net Asset Value Per Share	$13.07

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statement of Operations

For the six months ended February 28, 2006 (unaudited)

Net Investment Loss:
Income
Dividends (net of $315,719 foreign withholding tax)	$5,277,505
Interest	136,487
Total Income	5,413,992
Expenses
Investment advisory fee	3,416,887
Distribution fee (Class A shares)	117,868
Distribution fee (Class B shares)	1,154,063
Distribution fee (Class C shares)	297,165
Transfer agent fees and expenses	731,736
Administration fee	341,689
Custodian fees	135,394
Shareholder reports and notices	82,156
Registration fees	43,874
Professional fees	33,832
Trustees' fees and expenses	5,286
Other	37,882
Total Expenses	6,397,832
Net Investment Loss	(983,840)
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments	44,810,624
Foreign exchange transactions	(1,725,853)
Net Realized Gain	43,084,771
Net Change in Unrealized Appreciation/Depreciation on:
Investments	20,295,706
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	317,607
Net Appreciation	20,613,313
Net Gain	63,698,084
Net Increase	$62,714,244

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006	FOR THE YEAR ENDED AUGUST 31, 2005
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(983,840)	$8,418,889
Net realized gain	43,084,771	52,363,120
Net change in unrealized appreciation	20,613,313	71,543,649
Net Increase	62,714,244	132,325,658
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,330,081)	(255,127)
Class B shares	(899,519)	(882,629)
Class C shares	(379,727)	(245,494)
Class D shares	(6,565,623)	(3,520,299)
Net realized gain
Class A shares	(6,570,824)	(2,060,286)
Class B shares	(15,336,622)	(15,865,806)
Class C shares	(4,687,045)	(3,896,769)
Class D shares	(29,592,057)	(25,152,182)
Total Dividends and Distributions	(65,361,498)	(51,878,592)
Net increase (decrease) from transactions in shares of beneficial interest	(19,372,424)	164,401,650
Net Increase (Decrease)	(22,019,678)	244,848,716
Net Assets:
Beginning of period	872,474,302	627,625,586
End of Period (Including an accumulated net investment loss of $3,377,834 and accumulated undistributed net investment income of $6,780,956, respectively)	$850,454,624	$872,474,302

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2006 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley International Value Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the ‘‘Sub-Adviser’’), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2006 (unaudited) continued

estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2006 (unaudited) continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration and Sub Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under the Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund’s assets including the placing orders for the purchase and sales of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $1,607,769 for the six months ended February 28, 2006.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2006 (unaudited) continued

the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,269,852 at February 28, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.83%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $94, $266,717 and $8,252, respectively and received $98,790 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2006 aggregated $93,119,918, and $173,567,924, respectively. Included in the aforementioned transactions are sales with other Morgan Stanley funds of $836,914, including a net realized gain of $376,030.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2006 (unaudited) continued

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At February 28, 2006, investments in securities of issuers in the United Kingdom and Japan were 34.2% and 18.2%, respectively, of the Fund’s net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in these regions.

At February 28, 2006 the Fund’s cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund’s custodian.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2006 (unaudited) continued

6.   Shares of Beneficial Interest†

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006		FOR THE YEAR ENDED AUGUST 31, 2005
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	930,144	$12,154,631	2,195,097	$27,837,321
Conversion from Class B	487,335	6,346,999	4,011,596	51,029,618
Reinvestment of dividends and distributions	567,518	7,099,654	164,528	2,079,635
Redeemed	(1,234,765)	(16,122,743)	(1,179,918)	(15,061,601)
Net increase – Class A	750,232	9,478,541	5,191,303	65,884,973
CLASS B SHARES
Sold	734,966	9,512,544	7,337,002	92,445,156
Conversion to Class A	(492,014)	(6,346,999)	(4,053,373)	(51,029,618)
Reinvestment of dividends and distributions	1,168,116	14,519,679	1,195,207	14,987,886
Redeemed	(2,564,028)	(33,149,085)	(4,163,480)	(52,481,554)
Net increase (decrease) – Class B	(1,152,960)	(15,463,861)	315,356	3,921,870
CLASS C SHARES
Sold	248,745	3,211,850	1,927,173	24,099,086
Reinvestment of dividends and distributions	380,689	4,705,315	308,961	3,862,017
Redeemed	(969,952)	(12,486,334)	(848,990)	(10,664,283)
Net increase (decrease) – Class C	(340,518)	(4,569,169)	1,387,144	17,296,820
CLASS D SHARES
Sold	3,317,488	43,569,381	12,160,190	154,642,552
Reinvestment of dividends and distributions	2,433,286	30,513,410	1,911,429	24,198,694
Redeemed	(6,316,870)	(82,900,726)	(7,975,255)	(101,543,259)
Net increase (decrease) – Class D	(566,096)	(8,817,935)	6,096,364	77,297,987
Net increase (decrease) in Fund	(1,309,342)	$(19,372,424)	12,990,167	$164,401,650

†   The Fund will suspend offering its shares to new investors when the Fund’s assets reach $1 billion. Following the general suspension of the offering of the Fund’s shares to new investors, the Fund will continue to offer its shares to existing shareholders and may recommence offering its shares to other new investors in the future.

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 28, 2006 (unaudited) continued

accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), capital loss deferrals on wash sales, foreign tax credit pass-through and mark-to-market on open forward foreign currency exchange contracts.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable and no provision has been made in the Fund’s financial statements for the effect, if any, of this matter.

Morgan Stanley International Value Equity Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006		FOR THE YEAR ENDED AUGUST 31,				FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
			2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.13		$11.73	$9.80	$9.21	$9.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	(0.01)		0.19	0.12	0.09	0.03	0.03
Net realized and unrealized gain (loss)	0.97		2.11	1.95	0.57	(0.33)	(0.43)
Total income (loss) from investment operations	0.96		2.30	2.07	0.66	(0.30)	(0.40)
Less dividends and distributions from:
Net investment income	(0.18)		(0.10)	(0.14)	(0.07)	(0.09)	—
Net realized gain	(0.88)		(0.80)	—	—	—	—
Total dividends and distributions	(1.06)		(0.90)	(0.14)	(0.07)	(0.09)	—
Net asset value, end of period	$13.03		$13.13	$11.73	$9.80	$9.21	$9.60
Total Return†	7.65	%(1)	19.95%	21.22%	7.12%	(3.03)%	(4.00)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.37	%(2)	1.39%	1.52%	1.59%	1.70%	1.88	%(2)
Net investment income (loss)	(0.10)	% (2)	1.24%	0.94%	1.02%	0.47%	0.87	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$105,998		$96,963	$25,728	$19,827	$9,297	$9,013
Portfolio turnover rate	11	%(1)	34%	43%	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006		FOR THE YEAR ENDED AUGUST 31,				FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
			2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.96		$11.62	$9.71	$9.14	$9.57	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡.	(0.06)		0.05	0.02	0.01	(0.03)	0.00
Net realized and unrealized gain (loss)	0.96		2.13	1.94	0.57	(0.33)	(0.43)
Total income (loss) from investment operations	0.90		2.18	1.96	0.58	(0.36)	(0.43)
Less dividends and distributions from:
Net investment income	(0.05)		(0.04)	(0.05)	(0.01)	(0.07)	—
Net realized gain	(0.88)		(0.80)	—	—	—	—
Total dividends and distributions	(0.93)		(0.84)	(0.05)	(0.01)	(0.07)	—
Net asset value, end of period	$12.93		$12.96	$11.62	$9.71	$9.14	$9.57
Total Return†	7.26	%(1)	19.09%	20.22%	6.32%	(3.74)%	(4.30)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.13	%(2)	2.15%	2.28%	2.36%	2.45%	2.63	%(2)
Net investment income (loss)	(0.86)	% (2)	0.48%	0.18%	0.25%	(0.28)%	0.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$223,271		$238,781	$210,485	$145,382	$143,200	$114,541
Portfolio turnover rate	11	%(1)	34%	43%	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006		FOR THE YEAR ENDED AUGUST 31,				FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
			2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.92		$11.59	$9.69	$9.13	$9.57	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	(0.04)		0.06	0.02	0.02	(0.03)	0.00
Net realized and unrealized gain (loss)	0.94		2.12	1.95	0.56	(0.34)	(0.43)
Total income (loss) from investment operations	0.90		2.18	1.97	0.58	(0.37)	(0.43)
Less dividends and distributions from:
Net investment income	(0.07)		(0.05)	(0.07)	(0.02)	(0.07)	—
Net realized gain	(0.88)		(0.80)	—	—	—	—
Total dividends and distributions	(0.95)		(0.85)	(0.07)	(0.02)	(0.07)	—
Net asset value, end of period	$12.87		$12.92	$11.59	$9.69	$9.13	$9.57
Total Return†	7.29	%(1)	19.11%	20.31%	6.24%	(3.73)%	(4.30)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.96	%(2)	2.15%	2.28%	2.36%	2.45%	2.63	%(2)
Net investment income (loss)	(0.69)	% (2)	0.48%	0.18%	0.25%	(0.28)%	0.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$68,955		$73,598	$49,971	$28,556	$23,946	$15,558
Portfolio turnover rate	11	%(1)	34%	43%	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006		FOR THE YEAR ENDED AUGUST 31,				FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
			2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.17		$11.75	$9.81	$9.23	$9.60	$10.00
Income (loss) from investment operations:
Net investment income‡	0.01		0.19	0.14	0.12	0.10	0.04
Net realized and unrealized gain (loss)	0.97		2.14	1.97	0.55	(0.37)	(0.44)
Total income (loss) from investment operations	0.98		2.33	2.11	0.67	(0.27)	(0.40)
Less dividends and distributions from:
Net investment income	(0.20)		(0.11)	(0.17)	(0.09)	(0.10)	—
Net realized gain	(0.88)		(0.80)	—	—	—	—
Total dividends and distributions	(1.08)		(0.91)	(0.17)	(0.09)	(0.10)	—
Net asset value, end of period	$13.07		$13.17	$11.75	$9.81	$9.23	$9.60
Total Return†	7.76	% (1)	20.21%	21.59%	7.39%	(2.82)%	(4.00)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.13	% (2)	1.15%	1.28%	1.36%	1.45%	1.63	%(2)
Net investment income	0.14	% (2)	1.48%	1.18%	1.25%	0.72%	1.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$452,231		$463,132	$341,442	$218,574	$75,903	$12,128
Portfolio turnover rate	11	% (1)	34%	43%	32%	52%	13	%(1)

*	Commencement of operations.
†	Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

39906RPT-RA06-00314P-Y02/06	MORGAN STANLEY FUNDS
Morgan Stanley International Value Equity Fund Semiannual Report February 28, 2006

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 19, 2006
                                            /s/ Ronald E. Robison
                                            Ronald E. Robison
                                            Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 19, 2006
                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 28, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 19, 2006                         /s/ Ronald E. Robison
                                             ---------------------------
                                             Ronald E. Robison
                                             Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 28, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 19, 2006                         /s/ Francis Smith
                                             ----------------------
                                             Francis Smith
                                             Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       9